Other Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Assets Pledged

(in thousands of $)	As of September 30, 2016	As of December 31, 2015
Book value of vessels secured against long-term loans (1)(2)(3)	2,120,564	2,543,012

(1) This includes the Golar Tundra which is classified as held-for-sale (see note 4).
(2) This excludes the Hilli which is classified as "asset under development". The Hilli is secured against the GoFLNG Hilli facility (see note 11).
(3) This excludes the vessels pertaining to the debt guarantees issued by Golar to third party banks in relation to the business combination with Golar Power (see note 17).